Financial Instruments with Off-Balance Sheet Risk and Concentration of Risk	12 Months Ended
Dec. 31, 2013
Financial Instruments With Off Balance Sheet Risk And Concentrated Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk and Concentration of Risk
Financial Instruments with Off-Balance Sheet Risk and Concentration of Risk
Fidelity National Title Group
 In the normal course of business we and certain of our subsidiaries enter into off-balance sheet credit arrangements associated with certain aspects of the title insurance business and other activities.
We generate a significant amount of title insurance premiums in California, Texas, New York and Florida. Title insurance premiums as a percentage of the total title insurance premiums written from those four states are detailed as follows:

	2013	2012	2011
California	15.2%	17.2%	15.8%
Texas	14.4%	12.9%	12.3%
New York	7.4%	7.4%	8.1%
Florida	7.6%	6.6%	6.5%

Remy generates revenue in multiple geographic locations. Revenues are attributed to geographic locations based on the point of sale.

Information about our Auto parts revenue in our Remy segment by region was as follows:

	2013	2012
United States	66.1%	66.0%
Asia Pacific	20.7%	20.0%
Europe	7.9%	8.8%
Other America	5.3%	5.2%
Total	100.0%	100.0%

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash equivalents, short-term investments, and trade receivables.
We place cash equivalents and short-term investments with high credit quality financial institutions and, by policy, limit the amount of credit exposure with any one financial institution. Investments in commercial paper of industrial firms and financial institutions are rated investment grade by nationally recognized rating agencies.
Concentrations of credit risk with respect to trade receivables are limited because a large number of geographically diverse customers make up our customer base, thus spreading the trade receivables credit risk. We control credit risk through monitoring procedures.
Remy
Financial instruments at Remy, which potentially subject us to concentrations of credit risk, consist primarily of accounts receivable and cash investments. We require placement of cash in financial institutions evaluated as highly creditworthy.
The Remy customer base includes global light and commercial vehicle manufacturers and a large number of retailers, distributors and installers of automotive aftermarket parts. Remy's credit evaluation process and the geographical dispersion of sales transactions help to mitigate credit risk concentration. Remy conducts a significant amount of business with General Motors Corporation (“GM”), Hyundai Motor Company ("Hyundai") and three large automotive parts retailers. Auto parts revenue from these customers in the aggregate represented 48.3% and 50.1% for the year ended December 31, 2013 and 2012, respectively. GM represents Remy's largest customer and accounted for approximately 16.2% and 20.7% of Auto parts revenue for the year ended December 31, 2013 and 2012, respectively. Auto parts revenue from Hyundai accounted for approximately 10.4% of Remy's net sales for the year ended December 31, 2013.